Note 7 - Leases - Operating Leases Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating lease right-of-use assets	$ 1,386	$ 1,598
Current portion of obligations under operating leases	424	534
Long-term portion of obligations under operating leases	962	1,064
Total obligations under operating leases	1,386	1,598
Leased property under finance leases	12,004	11,978
Less accumulated amortization	(7,003)	(6,588)
Leased property under finace leases, net	5,001	5,390
Current portion of obligations under finance leases	115	167
Long-term portion of obligations under finance leases	381	496
Total obligations under finance leases	$ 496	$ 663